Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of December 31,
	2025	2024
	US$	US$
Accounts receivable, gross	9,494,308	5,898,773
Less: allowance for current expected credit loss	(221,292)	(89,399)
Accounts receivable, net	9,273,016	5,809,374

The movement of the allowance for current expected credit loss was as follows:

	For the years ended December 31,
	2025	2024	2023
	US$	US$	US$
Balance at beginning of the year	(89,399)	(52,773)	-
Provision	(124,517)	(38,616)	(52,914)
Exchange difference	(7,376)	1,990	141
Balance at end of the year	(221,292)	(89,399)	(52,773)

As of December 31, 2025, accounts receivable totaling $1,944,888 (RMB13,600,794) were pledged as collateral to secure a short-term loan of $1,286,983 (RMB 9,000,000) from China Minsheng Bank (see Note 10).

As of December 31, 2024, accounts receivable totaling $1,525,377 (RMB11,134,187) were pledged as collateral to secure a short-term loan of $684,997 (RMB 5,000,000) from China Minsheng Bank (see Note 10).

The Company had no accounts receivable factoring activities for the years ended December 31, 2024 and 2023. For the year ended December 31, 2025, the Company entered into accounts receivable factoring agreements with XCMG Commercial Factoring (Xuzhou) Co., Ltd. The Company received total proceeds of amounted to $886,588 (RMB6,200,000) for receivables factored with recourse in November and December 2025, of which $672,091 (RMB4,700,000) was outstanding as of December 31, 2025 as short-term borrowing, secured by the accounts receivable amounted to US$672,091(RMB4,700,000) with recourse. This secured short-term borrowing is disclosed in Note 10.